Submission	Nov. 12, 2025
Submission [Line Items]
Central Index Key	0001791942
Registrant Name	JBS N.V.
Form Type	F-4
Submission Type	F-4
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A